Restructuring (Tables)	12 Months Ended
Aug. 31, 2011
Restructuring [Abstract]
Schedule of pre-tax charges associated with Rewiring for Growth
The following pre-tax charges associated with Rewiring for Growth have been recorded in the Consolidated Statements of Earnings (in millions):

	Twelve Months Ended August 31,
	2011	2010	2009
Severance and other benefits	$5	$16	$74
Project cancellation settlements	-	-	7
Inventory charges	-	19	63
Restructuring expense	5	35	144
Consulting	37	50	76
Restructuring and restructuring-related costs	$42	$85	$220

Cost of sales	$-	$19	$63
Selling, general and administrative expenses	42	66	157
	$42	$85	$220

Restructuring Reserve
The following balances have been recorded in accrued expenses and other liabilities on the Consolidated Condensed Balance Sheets (In millions):

Severance and Other Benefits
August 31, 2009 Reserve Balance	$4
Charges	19
Cash Payments	(23)
August 31, 2010 Reserve Balance	$-
Charges	5
Cash Payments	(5)
August 31, 2011 Reserve Balance	$-